Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of effective tax rate differed from federal statutory income tax rate

Federal statutory rate	21%
State tax, net of federal tax effect	5%
Valuation allowance	26%
Effective tax rate	0%

Federal statutory rate	21%
State tax, net of federal tax effect	5.5%
Valuation allowance	27%
Effective tax rate	0%

Schedule of deferred tax assets and liabilities

		March 31, 2023	June 30, 2022
Federal
	Deferred tax assets	$8,802,100	$ 7,781,500
	Less valuation allowance	(8,802,100)	(7,781,500)
	Deferred tax liabilities	-	-
		-	-
State
	Deferred tax assets	$1,619,300	1,966,600
	Less valuation allowance	(1,619,300)	(1,966,600)
	Deferred tax liabilities	-	-
		-	-

	Net Deferred Tax Assets	$ -	$ -

Federal	2022	2021

Deferred tax assets	$7,781,500	$10,226,700
Less valuation allowance	(7,781,500)	(10,226,700)
Deferred tax liabilities	-	-
	-	-
State

Deferred tax assets	1,966,600	2,730,800
Less valuation allowance	(1,966,600)	(2,730,800)
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$-	$-

Schedule of significant components of deferred tax assets

	March 31, 2023	June 30, 2022
Net operating loss carryforwards	$ $10,161,400	$ 9,539,900
Valuation allowance	(10,421,400)	(9,748,100)
Goodwill	(4,500)	11,000
Property and equipment	(26,800)	(32,000)
Development costs	72,800	124,600
Intangible assets	160,100	46,100
Inventory allowance	30,300	30,300
Warranty accrual and other	28,100	28,200

Net Deferred Tax Assets	$ -	$ -

	2022	2021
Net operating loss carryforwards	$9,539,900	$ 12,579,200
Valuation allowance	(9,748,100)	(12,957,500)
Property and equipment	(32,000)	(20,400)
Goodwill	11,000	251,600
Intangible assets	124,600	72,900
Development costs	46,100	27,900
Inventory allowance	30,300	17,800
Warranty accrual and other	28,200	28,500
Net Deferred Tax Assets	$-	$ -